Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
American Funds Global Growth Portfolio | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	24.39%	(25.48%)	13.21%	27.74%	28.29%	(8.82%)	28.96%	3.99%	0.55%	2.59%
American Funds Growth Portfolio | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	29.12%	(26.70%)	18.85%	25.72%	27.45%	(6.35%)	25.36%	7.70%	1.72%	6.03%
American Funds Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	19.05%	(15.73%)	16.62%	16.61%	22.13%	(5.70%)	19.35%	8.25%	(0.72%)	7.22%
American Funds Moderate Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	14.07%	(13.32%)	14.11%	13.36%	19.75%	(4.37%)	16.94%	6.24%	0.80%	6.83%
American Funds Conservative Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Annual Return [Percent]	9.72%	(8.49%)	13.19%	5.89%	16.13%	(3.40%)	11.71%	10.33%	(2.36%)	6.82%
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	11.97%	(9.95%)	12.62%	7.65%	16.25%	(1.94%)	14.42%	5.79%	1.57%	10.07%
American Funds Preservation Portfolio | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	4.68%	(5.91%)	(0.38%)	6.12%	4.09%	1.28%	1.13%	1.55%	0.82%	2.16%
American Funds Tax-Exempt Preservation Portfolio | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	3.88%	(4.15%)	0.19%	3.86%	4.29%	1.16%	2.71%	0.09%	2.05%	5.30%